Incentive Units	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Compensation Related Costs [Abstract]
Incentive Units

Note 14. Incentive Units

The governing documents of WHR II provided for the issuance of incentive units. WHR II granted incentive units to certain of its members who were key employees at the time of grant. The incentive units were accounted for similar to liability-classified awards as achievement of the payout conditions required settlement of such awards by transferring cash to the incentive unit holder. Compensation cost was recognized only if the performance condition was probable of being satisfied at each reporting date. The payment likelihood related to the WHR II incentive units was not deemed probable at June 30, 2016. As such, no compensation expense was recognized by our predecessor.

In connection with the Corporate Reorganization, the WHR II incentive units were transferred to WildHorse Investment Holdings in exchange for substantially similar incentive units in WildHorse Investment Holdings and WildHorse Holdings, Esquisto Holdings and Acquisition Co. Holdings granted certain officers and employees awards of incentive units in WildHorse Holdings, Esquisto Holdings and Acquisition Co. Holdings. The fair value of the incentive units will be remeasured on a quarterly basis until all payments have been made. Any future compensation expense recognized will be a non-cash charge, with the settlement obligation resting with WildHorse Investment Holdings, WildHorse Holdings, Esquisto Holdings and Acquisition Co. Holdings, respectively. Accordingly, no payments will ever be made by us related to these incentive units; however, non-cash compensation expense (income) will be allocated to us in future periods offset by deemed capital contributions (distributions). As such, these awards are not dilutive to our stockholders. Compensation cost is recognized only if the performance condition is probable of being satisfied at each reporting date. The payment likelihood related to these incentive units was not deemed probable at June 30, 2017. As such, no compensation expense was recognized by us. Unrecognized compensation costs associated with these incentive units was $21.7 million at June 30, 2017.

The fair value of the incentive units was estimated using a Monte Carlo simulation valuation model with the following key assumptions:

Incentive Unit Valuation As Of June 30, 2017
Expected life (years)	1.04 - 5.29
Expected volatility (range)	54.0% - 62.0%
Dividend yield	0.0%
Risk-free rate (range)	1.24% - 1.91%

Note 13. Incentive Units

The governing documents of WHR II provided for the issuance of incentive units. WHR II granted incentive units to certain of its members who were key employees at the time of grant. Holders of incentive units would have been entitled to distributions ranging from 20% to 40% when declared, but only after cumulative distribution thresholds (payouts) had been achieved. Payouts were generally triggered after the recovery of specified members’ capital contributions plus a rate of return. The incentive units were being accounted for as liability-classified awards as achievement of the payout conditions required settlement of such awards by transferring cash to the incentive unit holder. Compensation cost was recognized only if the performance condition was probable of being satisfied at each reporting date. The payment likelihood related to the WHR II incentive units was not deemed probable for the year ended December 31, 2016, 2015 and 2014, respectively. As such, no compensation expense was recognized by our predecessor.

In connection with the Corporate Reorganization, the WHR II incentive units were transferred to WildHorse Investment Holdings in exchange for substantially similar incentive units in WildHorse Investment Holdings, who became responsible for making all payments, distributions and settlements relating to the exchanged incentive units. While any such payments, distributions and settlements will not involve any cash payments by us, we will recognize non-cash compensation expense within general and administrative expenses, which may be material, in the period in which the applicable performance conditions are probable of being satisfied. We will receive a deemed capital contribution with respect to such compensation expense.

In connection with the Corporate Reorganization, WildHorse Holdings, Esquisto Holdings and Acquisition Co. Holdings granted certain officers and employees awards of incentive units in WildHorse Holdings, Esquisto Holdings and Acquisition Co. Holdings. The WildHorse Holdings incentive units, Esquisto Holdings incentive units and Acquisition Co. Holdings incentive units will each vest in three equal annual installments beginning on the first anniversary of the applicable date of grant. The incentive units are entitled to a portion of future distributions by each of WildHorse Holdings, Esquisto Holdings and Acquisition Co. Holdings in excess of the value of our common stock held by each of WildHorse Holdings, Esquisto Holdings and Acquisition Co. Holdings based upon the initial public offering price of such common stock plus a 5% internal rate of return. WildHorse Holdings, Esquisto Holdings and Acquisition Co. Holdings will be responsible for making all payments, distributions and settlements to all award recipients relating to the WildHorse Holdings incentive units, Esquisto Holdings incentive units and Acquisition Co. Holdings incentive units, respectively. While any such payments, distributions and settlements are not expected to involve any cash payment by us, we expect to recognize non-cash compensation expense within general and administrative expenses, which may be material, in the period in which the applicable performance conditions are probable of being satisfied. We will record a deemed capital contribution with respect to such compensation expense.

Vesting of all incentive units is generally dependent upon an explicit service period, a fundamental change as defined in the respective governing document, and achievement of payout. All incentive units not vested are forfeited if an employee is no longer employed. All incentive units will be forfeited if a holder resigns whether the incentive units are vested or not. If the payouts have not yet occurred, then all incentive units, whether or not vested, will be forfeited automatically (unless extended).